Subsidiaries - Financial Information Related to Acquisition of Zhuhai Xiang Yi Aviation Technology Company Limited (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)	Jul. 10, 2017 CNY (¥)	Jul. 10, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of detailed information about business combination [line items]
Property, plant and equipment, net	¥ 170,692,000	¥ 158,926,000	[1]
Non-current assets	222,877,000	200,834,000	[1]
Current assets	24,072,000	17,884,000	[1]
Current liabilities	(83,687,000)	(69,577,000)	[1]
Cash and cash equivalents	6,928,000	6,826,000	[1]	¥ 4,152,000				¥ 4,560,000
Borrowings	(54,417,000)	(48,287,000)
Deferred tax liabilities	(676,000)	(583,000)	[1]
Cash consideration paid							¥ 400,000
Net cash (inflow) outflow	(6,000)	682,000		¥ 189,000
China Southern West Australian Flying College Proprietary Limited [member]
Disclosure of detailed information about business combination [line items]
Non-current assets	153,000
Current assets	77,000
Current liabilities	(155,000)
Total net identifiable assets	75,000
Cash consideration paid	63,000
Cash and cash equivalents acquired	69,000
Net cash (inflow) outflow	¥ 6,000
Zhuhai Xiang Yi Aviation Technology Company Limited [member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment, net		1,556,000
Lease prepayments		115,000
Trade and other receivables		70,000
Cash and cash equivalents		41,000
Other assets		32,000
Trade and other payables		(34,000)
Borrowings		(342,000)
Deferred tax liabilities		(30,000)
Other liabilities		(24,000)
Total net identifiable assets		1,384,000
Cash consideration paid		678,000			¥ 678,000	$ 99,520
Cash and cash equivalents acquired		41,000
Net cash (inflow) outflow		637,000
Fair value of the originally held 51% equity interests		706,000
Less: carrying value of the originally held 51% equity interests		(597,000)
Remeasurement of the originally held 51% equity interests		¥ 109,000

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).